Stockholder’s Deficit (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Equity [Abstract]
Schedule of Black-Scholes model

August 6, 2025 - September 2, 2025
Exercise price	3.27 - 9.09
Risk-free interest rate	3.58 -3.91%
Volatility	101.4 - 114.4%
Expected life (years)	3.19 - 5.00
Dividend yield	0%

June 30, 2025
Exercise price	3.27 – 9.09
Risk-free interest rate	3.58 – 3.91%
Volatility	101.4 – 114.4%
Expected life (years)	3.19-5.00
Dividend yield	$0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	$7.42	5.23
Exercisable at September 30, 2025	—

chedule of stock option grant activity

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	$—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	7.42	5.23
Granted	—	—	—
Expired	—	—	—
Exercised	—	—	—
Outstanding at December 31, 2025	6,850,000	$7.42	$4.98

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	$7.42	5.23
Exercisable at September 30, 2025	—

Schedule of recognize the remaining total stock-based compensation

Year	Amount
2026	$6,029,541
2027	8,039,388
2028	8,039,388
2029	7,002,682
2030	7,683
Total	$29,118,682

Year	Amount
Remainder of 2025	$2,009,847
2026	8,039,388
2027	8,039,388
2028	8,039,388
2029	5,000,388
Total	$31,128,519

Schedule of RSU issuance and related stock-based expense

Quarter ended	RSU issued	Value of RSUs issued	Stock based compensation
September 30, 2025	15,735	$180,000	$30,000
December 31, 2025	—	—	45,000
	15,735	$180,000	$75,000